Risk Management Section - Covers, Credit quality - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Percentage of collateralisation level of the total portfolio (Excluding pre-settlement)		53.50%	53.10%
Percentage for no covers		90.00%
Percentage of residential mortgage oustandings		38.60%
Percentage of business lending of outstandings		44.30%	43.90%
Outstanding amount in portfolio	[1],[2],[3]	€ 853,930	€ 832,130
Increase (decrease) in portfolio size		€ 22,300
Investment grade [member]
Disclosure of credit risk exposure [line items]
Percentage Of net Outstandings		99.00%
Outstanding amount in portfolio		€ 587,056	559,437
Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		249,814	256,007
Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		5,555	5,558
Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		11,506	11,128
Non performing Loans [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size		(1,100)
Non performing Loans [member] | Performing [member] | Loans to consumers [member] | Minimum [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		900
Non performing Loans [member] | Performing [member] | Loans to consumers [member] | Maximum [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,900
Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	[1],[2],[3]	€ 48,300	43,037
Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Percentage of Cover values increase decrease		43.10%
Outstanding amount in portfolio	[1],[2],[3]	€ 47,936	40,720
Increase (decrease) in portfolio size		9,100
Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		€ 56,788	58,814
Central Banks [Member]
Disclosure of credit risk exposure [line items]
Percentage of Cover values increase decrease		22.50%
Outstanding amount in portfolio		€ 65,766	62,202
Increase (decrease) in portfolio size		7,700
Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size		(8,200)
Real estate and other[member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		46,320	€ 53,092
Real estate and other[member] | Non-performing grade [member] | Retail Banking [Member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size		€ (400)
Netherlands [member]
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings		37.90%
Percentage increase decrease residential mortgages outstandings		(0.80%)
Percentage of Cover values increase decrease		37.40%	43.40%
Netherlands [member] | Non-performing grade [member] | Retail Banking [Member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size		€ (400)
Germany [member]
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings		25.00%
Percentage increase decrease residential mortgages outstandings		3.10%
Increase in business lending outstandings		€ 3,200
Percentage of Cover values increase decrease		21.10%
Belgium And Luxembourg [Member]
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings		13.60%
Belgium And Luxembourg [Member] | Performing [member] | Retail Banking [Member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size		€ (1,000)
Belgium And Luxembourg [Member] | Non-performing grade [member] | Retail Banking [Member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size		400
Belgium And Luxembourg [Member] | Non-performing grade [member] | Wholesale Banking [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size		€ 300
Australia [member]
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings		10.70%
Percentage of Cover values increase decrease		10.70%
Spain [member]
Disclosure of credit risk exposure [line items]
Percentage increase decrease residential mortgages outstandings		14.80%
Poland [member]
Disclosure of credit risk exposure [line items]
Percentage increase decrease residential mortgages outstandings		23.20%
Asia [Member]
Disclosure of credit risk exposure [line items]
Percentage of Cover values increase decrease		7.60%
Africa [Member]
Disclosure of credit risk exposure [line items]
Percentage of Cover values increase decrease		9.20%	15.50%
United Kingdom [member] | Non-performing grade [member] | Wholesale Banking [member]
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size		€ 300

[1]	1 Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
[2]
2 Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.

[3]	3 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.